Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	£ 13,073	£ 9,836
Assets Outflow	(11,931)	(8,967)
Liabilities Inflow	10,969	12,562
Liabilities Outflow	(10,571)	(12,688)
Within One Year | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	10,168	7,081
Assets Outflow	(9,367)	(6,526)
Liabilities Inflow	8,534	9,876
Liabilities Outflow	(8,069)	(9,749)
Within One Year | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	35	55
Assets Outflow	(38)	(54)
Liabilities Inflow	18	33
Liabilities Outflow	(62)	(92)
Between One and Two Years | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	548	332
Assets Outflow	(524)	(330)
Liabilities Inflow	278	449
Liabilities Outflow	(263)	(441)
Between One and Two Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	811	36
Assets Outflow	(765)	(43)
Liabilities Inflow	969	20
Liabilities Outflow	(1,012)	(73)
Between Two and Three Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	15	830
Assets Outflow	(23)	(771)
Liabilities Inflow	17	1,008
Liabilities Outflow	(36)	(1,075)
Between Three and Four Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	725	15
Assets Outflow	(590)	(26)
Liabilities Inflow	683	17
Liabilities Outflow	(679)	(38)
Between Four and Five Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	9	733
Assets Outflow	(15)	(592)
Liabilities Inflow	10	690
Liabilities Outflow	(15)	(730)
Beyond Five Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	762	754
Assets Outflow	(609)	(625)
Liabilities Inflow	460	469
Liabilities Outflow	£ (435)	£ (490)